ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 245,343		$ 274,612
Less: allowances for credit losses	(118,938)	[1]	(130,401)	[1]	$ (156,240)	$ (217,244)
Accounts receivable, net	126,405		144,211
Non-current portion			0
Current portion	126,405		144,211
Casino [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	238,331		270,186
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	4,623		3,903
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 2,389		$ 523

[1]	As of December 31, 2025 and 2024, the allowances for credit losses of nil and $2,391 as a reduction of the long-term casino accounts receivable, are recorded and included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.